EARNINGS (LOSS) PER SHARE - Schedule of Calculation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$ 513	$ 1,301	$ (38)	$ 628	$ (515)	$ (1,218)	$ (302)	$ (374)	$ 2,404	$ (2,409)	$ (292)
Basic weighted-average number of common shares outstanding									350.2	347.3	342.7
Diluted effect of stock options, RSUs and other									1.6	0.0	0.0
Diluted weighted-average number of common shares outstanding									351.8	347.3	342.7
Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc.
Basic (in dollars per share)	$ 1.46	$ 3.71	$ (0.11)	$ 1.80	$ (1.47)	$ (3.49)	$ (0.88)	$ (1.08)	$ 6.86	$ (6.94)	$ (0.85)
Diluted (in dollars per share)	$ 1.45	$ 3.69	$ (0.11)	$ 1.79	$ (1.47)	$ (3.49)	$ (0.88)	$ (1.08)	$ 6.83	$ (6.94)	$ (0.85)